Other Assets - TBA Securities (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Derivative [Line Items]
Notional Amount	$ 900,000,000
TBA Securities | Short
Derivative [Line Items]
Aggregate value	(1,300,000)
Gain on derivative	2,000,000
FNCL 2.5 1/22 | Short
Derivative [Line Items]
Notional Amount	180,000,000
FNCL 2 1/21 | Short
Derivative [Line Items]
Notional Amount	$ 130,000,000